NATURE OF OPERATIONS AND GOING CONCERN (Detail Textuals) - USD ($)	1 Months Ended
	Jan. 28, 2011	Dec. 31, 2015	Dec. 31, 2014
Nature Of Operations And Going Concern [Abstract]
Common shares issued for acquisition of Qeyos	4,789,035
Accumulated losses		$ (14,650,468)	$ (13,445,429)